Fees Summary	Sep. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,250,000,000
Previously Paid Amount	0
Total Fee Amount	184,500
Total Offset Amount	0
Net Fee	$ 184,500